UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND



    [LOGO OMITTED] WESTWOOD
                   HOLDINGS GROUP, INC.(R)

    WHG SMIDCAP FUND
    WHG INCOME OPPORTUNITY FUND
    WHG LARGECAP VALUE FUND
    WHG BALANCED FUND

    ANNUAL REPORT                                           OCTOBER 31, 2006

--------------------------------------------------------------------------------






                                                INVESTMENT ADVISER:
                                                WESTWOOD MANAGEMENT CORP.


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter......................................................     1

Schedules of Investments
     WHG SMidCap Fund.....................................................    12
     WHG Income Opportunity Fund..........................................    16
     WHG LargeCap Value Fund..............................................    21
     WHG Balanced Fund....................................................    24

Statements of Assets and Liabilities......................................    29

Statements of Operations..................................................    30

Statements of Changes in Net Assets
     WHG SMidCap Fund.....................................................    31
     WHG Income Opportunity Fund..........................................    32
     WHG LargeCap Value Fund..............................................    33
     WHG Balanced Fund....................................................    34

Financial Highlights
     WHG SMidCap Fund.....................................................    35
     WHG Income Opportunity Fund..........................................    36
     WHG LargeCap Value Fund..............................................    37
     WHG Balanced Fund....................................................    38

Notes to Financial Statements.............................................    39

Report of Independent Registered Public Accounting Firm...................    47

Disclosure of Fund Expenses...............................................    48

Trustees and Officers of The Advisors' Inner Circle Fund..................    50

Approval of Investment Advisory Agreements................................    58

Notice to Shareholders....................................................    60
--------------------------------------------------------------------------------

The WHG Funds file their complete schedule of fund holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

October 31, 2006

Dear Shareholders:

We are pleased to provide you with the annual report for the WHG Funds, managed by Westwood Management Corp., for the period ended October 31, 2006.

The WHG Funds, like all Westwood portfolios, are managed by a team of Westwood investment professionals. Each of our portfolio teams is comprised of investment professionals whose experience best suits the needs of the particular portfolio. The management of the WHG Funds is deeply rooted in our 23-year investment philosophy that seeks to deliver a superior rate of return while controlling risk. Our investment team looks for low risk investment opportunities that have attractive valuations but also have prospects for long-term earnings growth that are currently unrecognized by the market. We seek to invest in high quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity. In addition, we favor companies that are led by an experienced management team who can articulate and execute their business plan.

WHG SMIDCAP FUND
----------------

The performance of the WHG SMidCap Fund for the period ended October 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                      2006            SINCE
                                     6 MONTHS     CALENDAR YTD      12/19/05*
                                    ----------    ------------      ---------
--------------------------------------------------------------------------------
WHG SMIDCAP FUND                       4.27%         15.05%           14.70%
--------------------------------------------------------------------------------
Russell 2500 Index                     0.42%         12.00%           12.12%
--------------------------------------------------------------------------------
Russell 2500 Value Index               3.94%         15.27%           15.27%
--------------------------------------------------------------------------------
*COMMENCEMENT OF OPERATIONS. RETURNS STATED ARE CUMULATIVE.

MARKET OVERVIEW
---------------

Small and mid-size market capitalization stocks continued to outperform large cap stocks during the 10 months ended October 31, 2006, while investors gravitated toward higher quality stocks in the face of macro-economic pressures. During the first half of the period, investors grappled with rising long-term interest rates, renewed inflation fears, and a climb in crude oil prices above $70/barrel. However, following the Federal Reserve's decision to take a pause in its interest rate hike cycle during the summer months, investor confidence rebounded as fears that the Fed would push rates too far was no longer an issue. A decline in crude oil prices to below $60/barrel and a drop in long-term interest rates added to the good mood of investors, and as a result, the broad markets rallied into the end of October. Stronger than expected 3rd quarter 2006 corporate earnings were another factor that led to an improvement in perception and rising stock prices. The best performing sectors in the Russell 2500 Index during the period included the economically-sensitive Materials & Processing and Producer Durables sectors, while the Utilities and Financial Services sectors, specifically REITs,

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

performed well in the face of falling long-term interest rates. The worst performers were Energy, as a result of falling crude oil prices, and Health Care, as investors began to price in the impact of a Democratic controlled congress.

WHG SMIDCAP FUND COMMENTARY
---------------------------

The WHG SMidCap Fund performed very well versus the Russell 2500 Index during the 10-month period ended October 31, 2006. The sectors which were most additive to relative performance during this period included Financial Services, Consumer Discretionary, and Materials & Processing. Positive security selection in each of these sectors drove results during the period. The best performing securities included asset managers Alliance Bernstein and Blackrock, Inc., which benefited from strong growth in assets under management, as well as Mastercard, Inc., as robust transaction volumes positively impacted the company's earnings. In addition, Allegheny Technologies more than doubled during the period, as investors began to price in the very strong demand for titanium, and Polo Ralph Lauren was bid higher, after reporting better than expected 2nd quarter 2006 earnings.

An overweight to the Energy sector, as well as security selection in the Consumer Staples and Technology sectors, were detrimental to relative performance. A number of energy stocks sold off in sympathy with the fall in crude oil prices, while companies such as J.M. Smucker and DRS Technologies declined after reporting disappointing quarterly earnings results.

WHG INCOME OPPORTUNITY FUND
---------------------------

The performance of the WHG Income Opportunity Fund for the period ended October 31, 2006, was as follows:

--------------------------------------------------------------------------------
                                                        2006            SINCE
                                       6 MONTHS     CALENDAR YTD     12/19/05**
                                      ----------    ------------     ----------
--------------------------------------------------------------------------------
WHG INCOME OPPORTUNITY FUND             5.08%          9.11%           8.42%
--------------------------------------------------------------------------------
Citigroup 10-Year Treasury Index        7.17%          1.31%           2.46%
--------------------------------------------------------------------------------
Citigroup 3-Month Treasury Bill Index   2.47%          3.92%           4.03%
--------------------------------------------------------------------------------
S&P 500 Index                           6.11%         12.06%          11.12%
--------------------------------------------------------------------------------
FTSE NAREIT Index                      18.68%         31.11%          31.53%
--------------------------------------------------------------------------------
Blended Benchmark*                      8.53%         11.74%          11.94%
--------------------------------------------------------------------------------
* 25% CITIGROUP 10-YEAR TREASURY INDEX, 25% CITIGROUP 3-MONTH TREASURY BILL INDEX, 25% S&P 500 INDEX, 25% FTSE NAREIT INDEX
**COMMENCEMENT OF OPERATIONS. RETURNS STATED ARE CUMULATIVE.

MARKET OVERVIEW
---------------

The volatility in interest rates played a significant role in the performance of income-oriented securities during the 10 months ended October 31, 2006. Rising interest rates

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

during the first six months of the period had a negative impact on fixed income securities, preferred stocks, and REITs, while common stocks were held back by investor concerns over Fed policy and inflation. However, a decline in longer-term interest rates during the final three months of the period, following the Fed's decision to pause in its interest rate hike cycle, had a positive impact on the performance of all types of income-oriented securities. Specifically, longer-term bonds, income-oriented equity securities, such as Utility stocks, mid-stream master limited partnerships (MLPs) and REITs, all performed very well as rates fell. Good corporate earnings growth and strong M&A activity were also a factor in the rise of equity-oriented securities during the period. Weak performers included tanker and coal MLPs as well as royalty trusts, which responded poorly to the decline in crude oil and natural gas prices. Cash was also a laggard due to the rise in the equity markets and the decline in interest rates.

WHG INCOME OPPORTUNITY FUND COMMENTARY
--------------------------------------

The WHG Income Opportunity Fund performed well during the 10 months ended October 31, 2006; however, the low allocation to REITs in the Fund, and the very strong performance of the broad stock market, as measured by the S&P 500, contributed to the Fund's underperformance relative to the blended benchmark. The Fund's goal is to produce a higher level of current income than a pure equity portfolio, with less volatility. As a result, during periods in which equities produce double-digit returns, the Fund has the potential to underperform the blended benchmark. However, such periods do not limit the Fund's ability to produce an attractive level of current income or its ability to produce a total return that exceeds that of investment grade bond portfolios.

The Fund's common stock holdings were the best performers during the period ended October 31, 2006, driven by holdings in the Utilities and Financial
Services sectors as well as by oil tanker stocks. Financials and Utilities rallied as investors began to price in the end of the Fed's rate tightening cycle, while oil tanker stocks responded well to signs of continued solid global economic growth. The Fund's convertible preferred securities performed well, benefiting from the decline in interest rates and the rally in their underlying common stocks, while REITs also moved higher, benefiting from lower longer-term interest rates and continued strong private market demand for real estate. The Fund's allocation to MLPs contributed to performance as well, aided primarily by the performance of mid-stream MLPs. Additionally, the MLP asset class, as a whole, performed well as a result of the decline in interest rates, continued solid economic growth and the demand for hard assets. However, the Fund's allocation to royalty trusts hindered relative performance, as these assets were held back by the decline in natural gas prices. Given the superior risk/reward available in shorter-term bonds, the allocation to fixed income continued to be concentrated on the short end of the yield curve. This focus, as well as the large allocation to this asset class, was a slight drag on performance during the period.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

WHG LARGECAP VALUE FUND
-----------------------

The performance of the WHG LargeCap Value Fund for the period ended October 31, 2006, was as follows:

--------------------------------------------------------------------------------
                                                                      SINCE
                                                    3 MONTHS        6/28/06*
                                                   ----------      ----------
--------------------------------------------------------------------------------
WHG LARGECAP VALUE FUND                               5.62%            7.20%
--------------------------------------------------------------------------------
Russell 1000 Value Index                              7.09%           11.83%
--------------------------------------------------------------------------------
*COMMENCEMENT OF OPERATIONS. RETURNS STATED ARE CUMULATIVE.

MARKET OVERVIEW
---------------

Falling crude oil prices, a significant drop in gasoline prices at the pump, and a decline in long-term interest rates combined to create an improvement in investor sentiment that drove the broad stock market up by more than 11% during the four-month period ended October 31, 2006. Three Federal Open Market Committee ("FOMC") meetings at which the Fed left interest rates unchanged also contributed to the positive mood of investors. With the fear of higher short-term interest rates out of the way and with a resurgent belief that the economy will slow but not go into recession, demand for stocks improved markedly during the period. The sectors that performed the best were Technology, as investors sought out rapid earnings growth, as well as Financial Services and Utilities stocks, which began to price in the potential for a Fed Funds rate cut in the near future. Energy and Materials & Processing stocks fared the worst during the period as a result of the decline in crude oil, natural gas, and other commodity prices.

WHG LARGECAP VALUE FUND COMMENTARY
----------------------------------

An overweight to Industrials as well as security selection in the Energy and Health Care sectors were the primary detractors to relative performance during the four-month period ended October 31, 2006. The worst performing stocks included Bristol-Myers, which sold off after it was accused of impeding the sale of a generic substitute for its best selling drug, as well as 3M Corp. and Eaton Corp., which both declined after reporting disappointing 2nd quarter 2006 results. Also, energy firms Murphy Oil, Marathon Oil, and Baker Hughes corrected in sympathy with the pullback in crude prices.

Relative performance was aided by security selection in the Financial Services sector and strong performance in the Consumer Discretionary and Technology sectors. The best performing stocks included Motorola, which continues to take share in the global handset market, Pfizer, Inc., which benefited from a rotation into Health Care stocks as well as strong 2nd quarter 2006 earnings reported by the firm, and Federated Department Stores, which raised earnings guidance for the year. In addition, financial service providers Franklin Resources and Morgan Stanley were both bid higher after reporting continued strength in their asset management businesses.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

WHG BALANCED FUND
-----------------

The performance of the WHG Balanced Fund for the period ended October 31, 2006, was as follows:

--------------------------------------------------------------------------------
                                                                      SINCE
                                                                    9/8/06**
                                                                   ----------
--------------------------------------------------------------------------------
WHG BALANCED FUND                                                     3.60%
--------------------------------------------------------------------------------
S&P 500 Index                                                         6.30%
--------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit Index                          1.65%
--------------------------------------------------------------------------------
Blended Benchmark*                                                    4.43%
--------------------------------------------------------------------------------
* 60% S&P 500 INDEX/40% LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX **COMMENCEMENT OF OPERATIONS. RETURNS STATED ARE CUMULATIVE.

MARKET OVERVIEW
---------------

In addition to the factors affecting the equity markets mentioned in the previous section, fixed income markets moved higher as long-term interest rates fell, and as a steady stream of economic data pointed to a rapidly cooling housing sector and a slowing economy in general during the third quarter. Also, falling energy prices pushed fears of inflation to the sideline, which added to investor demand for bonds. As bond investors priced in slower economic growth and lesser inflationary pressures, robust global liquidity continued to create strong demand for U.S. Treasury debt. Yields declined across the yield curve, with long and intermediate yields falling by approximately 50 basis points. Even yields on short maturities participated in the rally, albeit to a smaller degree, as the members of the FOMC voted to leave the Fed Funds rate at 5.25% at both the August 8, 2006 and September 20, 2006 meetings after raising rates at 17 consecutive prior meetings. As a result, the yield curve further inverted in the third quarter with the 10-year Treasury yielding 60 basis points less than the Fed Funds rate on September 30, 2006. This phenomenon has also benefited consumers, who can now refinance mortgages priced on rising short-term rates into 30-year fixed mortgages below the 6% level.

Within all fixed income sectors, positive returns were registered, but longer duration and lower credit quality securities outperformed as investors displayed a renewed appetite for risk. Corporate securities were the top-performing asset class within fixed income, generating roughly 30 basis points of excess return over Treasuries.

WHG BALANCED FUND COMMENTARY
----------------------------

The WHG Balanced Fund underperformed the 60/40 blended benchmark as a result of a lower allocation to equities than the benchmark, as well as the underperformance of stocks in the Energy, Health Care, and Other Industrial sectors. The worst performing stocks included Bristol-Myers, which sold off after it was accused of impeding the sale of a generic substitute for its best selling drug, as well as 3M Corp. and Eaton Corp.,

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

which both declined after reporting disappointing 2nd quarter 2006 results. Also, energy firms Murphy Oil, Marathon Oil, and Baker Hughes corrected in sympathy with the pullback in crude oil prices.

Given the superior risk/reward available in shorter-term bonds, the Fund's fixed income component continued to be focused on the short-end of the yield curve. This focus was a slight drag on performance during the period, as an unexpected decline in longer-term interest rates resulted in superior performance for longer-term bonds.

2007 MARKET AND ECONOMIC OUTLOOK
--------------------------------

We project that U.S. economic growth will slow to a pace below 3% in 2007, allowing inflation to recede from the levels experienced in 2006. Housing is expected to remain a drag on the domestic economy but should stabilize in the second half of 2007. We expect global growth to continue to exceed that of the U.S., but the rate of expansion in China and India will begin to slow from its torrid pace in response to higher interest rates and government restrictions on capital investment. A modestly weaker dollar, due to continued diversification by international holders of the currency, should help the U.S. trade deficit. Global liquidity is likely to continue to influence domestic interest rates, resulting in a persistently inverted yield curve. Industrial capital expenditures are expected to outpace consumer spending, but will likely recede from the pace seen in 2006. In response to lower inflation and weaker U.S. growth, we look for the Federal Reserve to "fine-tune" the Fed Funds rate with a 0.25% cut in the second half of the year. We anticipate a slowdown in corporate earnings growth to 8% but look for Price/Earnings multiple expansion in the broad market to 16x as investors take comfort in the lower inflation and stable short-term rates. The end result is another year in which skilled security selection, resulting from in-depth fundamental analysis, will provide the best risk-adjusted returns for investors.



Sincerely,


THE INVESTMENT TEAM
The WHG Funds

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIOS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

CITIGROUP 3-MONTH TREASURY BILL INDEX is an unmanaged index composed of three-month Treasury bills.

CITIGROUP 10-YEAR TREASURY INDEX is an unmanaged index composed of ten-year Treasury bonds and notes.

FTSE NAREIT INDEX is an unmanaged capitalization-weighted index that includes all tax qualified REITs listed in the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX is a fixed-income market value-weighted index that combines the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. It includes securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices), publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 companies with lower to price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND


--------------------------------------------------------------------------------


Growth of a $10,000 Investment

                     --------------------------------------
                                  TOTAL RETURN
                       FOR PERIOD ENDED OCTOBER 31, 2006*
                     --------------------------------------
                                   Cumulative
                                Inception to Date
                     --------------------------------------
                                     14.70%
                     --------------------------------------

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes are as follows:

                   WHG SMidCap Fund         Russell 2500 Index
12/19/05*               $10,000                   $10,000
10/31/06                 11,470                    11,212


* Commencement of operations.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
ALL DIVIDENDS AND ALL CAPITAL GAINS. THERE ARE NO ASSURANCES THAT THE FUND WILL
 MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO
       CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND,UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                     --------------------------------------
                                  TOTAL RETURN
                       FOR PERIOD ENDED OCTOBER 31, 2006*
                     --------------------------------------
                                   Cumulative
                                Inception to Date
                     --------------------------------------
                                      8.42%
                     --------------------------------------

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes are as follows:

             WHG      25/25/25/25                         Citigroup   Citigroup
           Income      Hybrid of                 FTSE      3-Month     10-Year
         Opportunity  the following  S&P 500    NAREIT    Treasury    Treasury
            Fund        Indexes       Index      Index   Bill Index     Index
12/19/05*  $10,000      $10,000      $10,000    $10,000    $10,000     $10,000
10/31/06    10,843       11,194       11,114     13,150     10,403      10,247


* Commencement of operations.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
 AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS.THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO
       CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT
    OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND


--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                     --------------------------------------
                                  TOTAL RETURN
                       FOR PERIOD ENDED OCTOBER 31, 2006*
                     --------------------------------------
                                   Cumulative
                                Inception to Date
                     --------------------------------------
                                      7.20%
                     --------------------------------------

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes are as follows:

                WHG LargeCap Value Fund        Russell 1000 Value Index
6/28/06*                $10,000                         $10,000
10/31/06                 10,720                          11,183


* Commencement of operations.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
ALL DIVIDENDS AND ALL CAPITAL GAINS. THERE ARE NO ASSURANCES THAT THE FUND WILL
 MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO
       CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT
    OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND


--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                     --------------------------------------
                                  TOTAL RETURN
                       FOR PERIOD ENDED OCTOBER 31, 2006*
                     --------------------------------------
                                   Cumulative
                                Inception to Date
                     --------------------------------------
                                      3.60%
                     --------------------------------------

[LINE GRAPH OMITTED]
Plot Points for EDGAR purposes are as follows:

                                  60/40
                 WHG            Hybrid of     Lehman Brothers
              Balanced        the following  U.S. Government/       S&P 500
                Fund             indexes       Credit Index          Index
9/08/06*       $10,000           $10,000          $10,000           $10,000
10/31/06        10,360            10,443           10,165            10,630


* Commencement of operations.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
ALL DIVIDENDS AND ALL CAPITAL GAINS. THERE ARE NO ASSURANCES THAT THE FUND WILL
 MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO
       CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME REINVESTMENT
    OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
 ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 7.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
Plot Points for EDGAR purposes are as follows:

19.1%   Financial Services
11.8%   Industrial
 9.2%   Consumer Discretionary
 9.0%   Materials & Processing
 8.7%   Technology
 8.6%   Utilities
 8.4%   Other Energy
 7.9%   Real Estate Investment Trusts
 6.1%   Short-Term Investment
 5.7%   Consumer Staples
 3.6%   Health Care
 1.9%   Producer Durables

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK -- 97.2%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------   ------------
CONSUMER DISCRETIONARY -- 9.5%
   Liz Claiborne .......................................    4,200   $   177,114
   O'Reilly Automotive* ................................    6,249       201,780
   Polo Ralph Lauren ...................................    3,200       227,200
   Tiffany .............................................    6,000       214,320
   Tim Hortons .........................................    3,231        93,376
   Wendy's International ...............................    2,500        86,500
                                                                    -----------
                                                                      1,000,290
                                                                    -----------
CONSUMER STAPLES -- 5.9%
   Alberto-Culver ......................................    4,200       213,402
   Dean Foods* .........................................    4,800       201,072
   Molson Coors Brewing, Cl B ..........................    3,000       213,540
                                                                    -----------
                                                                        628,014
                                                                    -----------
FINANCIAL SERVICES -- 19.8%
   Alleghany* ..........................................      300        91,725
   AllianceBernstein Holding LP (A) ....................    2,900       225,330
   Associated Banc .....................................    6,100       200,324
   BlackRock ...........................................      700       105,588
   Compass Bancshares ..................................    3,700       208,162
   Eaton Vance .........................................    7,100       220,384
   Federated Investors, Cl B ...........................    5,800       198,882
   Mastercard, Cl A ....................................    2,900       214,890
   Nuveen Investments, Cl A ............................    4,300       211,990
   Willis Group Holdings ...............................    5,600       212,968
   Zions Bancorporation ................................    2,500       201,000
                                                                    -----------
                                                                      2,091,243
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------   ------------
HEALTH CARE -- 3.7%
   Triad Hospitals* ....................................    2,700   $    99,981
   Universal Health Services, Cl B .....................    3,800       201,210
   Valeant Pharmaceuticals International ...............    4,900        91,532
                                                                    -----------
                                                                        392,723
                                                                    -----------
INDUSTRIAL -- 12.2%
   Alexander & Baldwin .................................    4,500       207,135
   Double Hull Tankers .................................    7,500       105,600
   Eagle Bulk Shipping .................................    6,300       108,234
   ESCO Technologies* ..................................    2,300        99,866
   Jacobs Engineering Group* ...........................    1,400       105,756
   McDermott International* ............................    4,750       212,325
   Thomas & Betts* .....................................    4,300       221,579
   Wabtec ..............................................    7,249       227,546
                                                                    -----------
                                                                      1,288,041
                                                                    -----------
MATERIALS & PROCESSING -- 9.4%
   Allegheny Technologies ..............................    3,200       251,936
   Cleveland-Cliffs ....................................    5,200       219,908
   IPSCO ...............................................    2,300       210,312
   Precision Castparts .................................    1,600       108,896
   Washington Group International ......................    3,500       198,170
                                                                    -----------
                                                                        989,222
                                                                    -----------
OTHER ENERGY -- 8.7%
   Arch Coal ...........................................    7,000       242,410
   Denbury Resources* ..................................    3,600       103,464
   FMC Technologies* ...................................    1,900       114,855
   Noble Energy ........................................    4,500       218,835
   Plains Exploration & Production* ....................    2,400       101,496
   Unit* ...............................................    3,000       139,170
                                                                    -----------
                                                                        920,230
                                                                    -----------
PRODUCER DURABLES -- 2.0%
   Gardner Denver* .....................................    6,200       210,738
                                                                    -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------   ------------
REAL ESTATE INVESTMENT TRUSTS -- 8.1%
   BRE Properties, Cl A ................................    1,700   $   112,710
   Crescent Real Estate Equity .........................    4,400        95,920
   Equity Inns .........................................    6,200       104,036
   Equity Lifestyle Properties .........................      400        19,708
   Healthcare Realty Trust .............................    2,600       105,300
   Hospitality Properties Trust ........................    4,200       203,532
   Rayonier ............................................    5,300       217,247
                                                                    -----------
                                                                        858,453
                                                                    -----------
TECHNOLOGY -- 9.0%
   Altiris* ............................................    9,600       216,096
   Cadence Design Systems* .............................   11,900       212,534
   Harris ..............................................    5,000       213,000
   Jack Henry & Associates .............................    5,003       109,015
   Perot Systems, Cl A* ................................   13,500       199,125
                                                                    -----------
                                                                        949,770
                                                                    -----------
UTILITIES -- 8.9%
   DPL .................................................    7,300       209,656
   ONEOK ...............................................    2,700       112,401
   PNM Resources .......................................    7,000       197,120
   Southern Union ......................................    7,500       207,600
   Wisconsin Energy ....................................    4,700       215,918
                                                                    -----------
                                                                        942,695
                                                                    -----------
   Total Common Stock
      (Cost $9,375,046).................................             10,271,419
                                                                    -----------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT (B) -- 6.3%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                         --------   ------------
   SEI Daily Income Trust, Treasury Fund, Cl A, 5.240%
      (Cost $664,024)...................................  664,024   $   664,024
                                                                    -----------
   Total Investments -- 103.5%
      (Cost $10,039,070)................................            $10,935,443
                                                                    ===========

      Percentages are based on Net Assets of $10,561,716.
   *  Non-Income Producing Security
 (A) Security considered Master Limited Partnership. At October 31, 2006, this security amounted to $225,330 or 2.13% of net assets.
 (B)  Rate shown is the 7-day effective yield as of October 31, 2006.
  Cl  Class
  LP  Limited Partnership






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
Plot Points for EDGAR purposes are as follows:

23.4%   U.S. Treasury Obligations
21.8%   Financial Services
19.6%   U.S. Government Agency Obligations
11.3%   Energy
 7.8%   Auto & Transportation
 4.4%   Real Estate Investment Trusts
 2.6%   Utilities
 2.5%   Other
 2.4%   Consumer Discretionary
 1.8%   Short-Term Investments
 1.2%   Consumer Staples
 1.2%   Industrial

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK -- 28.5%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------    ------------
AUTO & TRANSPORTATION -- 7.7%
   Arlington Tankers ...............................       79,100   $ 1,907,892
   Double Hull Tankers .............................      134,100     1,888,128
   Teekay LNG Partners LP (B) ......................       59,900     1,819,762
                                                                    -----------
                                                                      5,615,782
                                                                    -----------
CONSUMER STAPLES -- 1.2%
   Reddy Ice Holdings ..............................       37,540       900,960
                                                                    -----------
ENERGY -- 8.8%
   BreitBurn Energy Partners LP* (B) ...............       47,700       918,225
   Enterprise Products Partners LP (B) .............       66,200     1,819,176
   ONEOK Partners LP (B) ...........................       16,200       982,530
   Penn Virginia Resource Partners LP (B) ..........       34,000       889,100
   Plains All American Pipeline LP (B) .............       19,400       918,784
   Universal Compression Partners LP* (B) ..........       36,000       878,760
                                                                    -----------
                                                                      6,406,575
                                                                    -----------
FINANCIAL SERVICES -- 3.8%
   AllianceBernstein Holding LP (B) ................       12,400       963,480
   Bank of America .................................       33,700     1,815,419
                                                                    -----------
                                                                      2,778,899
                                                                    -----------
INDUSTRIAL -- 1.3%
   Macquarie Infrastructure ........................       30,300       903,849
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------    ------------
REAL ESTATE INVESTMENT TRUSTS -- 4.4%
   Douglas Emmett* .................................       12,900   $   307,665
   Getty Realty ....................................       29,600       947,200
   Prologis ........................................       15,700       993,339
   Rayonier ........................................       23,800       975,562
                                                                    -----------
                                                                      3,223,766
                                                                    -----------
UTILITIES -- 1.3%
   FPL Group .......................................       18,000       918,000
                                                                    -----------
   Total Common Stock
      (Cost $19,131,994)............................                  20,747,831
                                                                    -----------
--------------------------------------------------------------------------------
 PREFERRED STOCK -- 18.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.4%
   CBS, 7.250% .....................................       70,300     1,765,936
                                                                    -----------
FINANCIAL SERVICES -- 13.3%
   Bank One Capital VI, 7.200% .....................       70,100     1,770,025
   Barclays Bank, 6.225% ...........................       68,200     1,780,702
   Fannie Mae, 0.000% ..............................       22,400     1,211,000
   Lehman Brothers Holdings, 0.000% ................       51,200     1,318,400
   Metlife, 0.000% .................................       68,000     1,768,000
   Wells Fargo Capital IV, 7.000% ..................       70,700     1,792,952
                                                                    -----------
                                                                      9,641,079
                                                                    -----------
OTHER -- 2.5%
   General Electric Capital, 5.875% ................       74,200     1,820,868
                                                                    -----------
   Total Preferred Stock
      (Cost $13,224,002)............................                 13,227,883
                                                                    -----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK -- 4.5%
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        --------    ------------
FINANCIAL SERVICES -- 3.2%
   Alleghany, 5.750% ...............................        3,150   $   931,219
   Lehman Brothers Holdings, 6.250% ................       49,500     1,361,250
                                                                    -----------
                                                                      2,292,469
                                                                    -----------
UTILITIES -- 1.3%
   Entergy .........................................       16,700       943,550
                                                                    -----------
   Total Convertible Preferred Stock
      (Cost $2,990,084).............................                  3,236,019
                                                                    -----------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.5%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT
                                                       ----------
   FHLB
      4.625%, 01/18/08..............................   $2,000,000     1,989,720
   FHLB DN (A)
      5.226%, 12/08/06..............................    1,750,000     1,740,755
   FHLMC
      5.125%, 04/18/08..............................    2,000,000     2,004,688
      3.500%, 09/15/07 .............................    1,600,000     1,577,955
   FHLMC DN (A)
      5.194%, 01/18/07..............................    1,700,000     1,681,491
      5.147%, 04/20/07 .............................    1,800,000     1,756,904
   FNMA
      4.250%, 07/15/07..............................    1,500,000     1,489,835
      3.250%, 11/15/07 .............................    2,000,000     1,962,156
                                                                    -----------
   Total U.S. Government Agency Obligations
      (Cost $14,198,334)............................                 14,203,504
                                                                    -----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS -- 3.8%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
   American Express MTN
      5.490%, 06/16/11..............................   $1,000,000   $ 1,000,864
   Anadarko Petroleum
      5.790%, 09/15/09..............................    1,750,000     1,752,524
                                                                    -----------
   Total Corporate Obligations
      (Cost $2,753,267).............................                  2,753,388
                                                                    -----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 23.3%
--------------------------------------------------------------------------------
   U.S. Treasury Bills(A)
      4.910%, 12/14/06..............................    1,750,000     1,739,789
   U.S. Treasury Notes
      4.875%, 04/30/08..............................    2,000,000     2,002,734
      4.875%, 05/31/08 .............................    1,700,000     1,702,856
      4.250%, 10/31/07 .............................    1,700,000     1,688,977
      3.750%, 03/31/07 .............................    1,750,000     1,740,429
      3.625%, 06/30/07 .............................    1,700,000     1,684,261
      3.500%, 11/15/06 .............................    1,600,000     1,598,875
      3.375%, 02/28/07 .............................    1,500,000     1,491,563
      3.375%, 02/15/08 .............................    1,750,000     1,718,759
      3.125%, 05/15/07 .............................    1,600,000     1,583,626
                                                                    -----------
   Total U.S. Treasury Obligations
      (Cost $16,944,934)............................                 16,951,869
                                                                    -----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS (C) -- 1.8%
--------------------------------------------------------------------------------

                                                         SHARES
                                                       ----------
   Fidelity Money Management Fund,
      Institutional Cl, 5.230% .....................      223,774       223,774
   SEI Daily Income Trust, Government
      Money Market Fund, Cl A 5.250%................    1,102,371     1,102,371
                                                                    -----------
   Total Short-Term Investments
      (Cost $1,326,145).............................                  1,326,145
                                                                    -----------
   Total Investments -- 99.6%
      (Cost $70,568,760)............................                $72,446,639
                                                                    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG INCOME
                                                                OPPORTUNITY FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------




       Percentages are based on Net Assets of $72,772,763.
    *  Non-Income Producing Security
  (A)  The rate reported is the effective yield at time of purchase.
  (B) Securities considered Master Limited Partnerships. At October 31, 2006, these securities amounted to $9,189,817 or 12.63% of net assets.
  (C)  Rate shown is the 7-day effective yield as of October 31, 2006.
   Cl  Class
   DN  Discount Note
 FHLB  Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation
 FNMA  Federal National Mortgage Association
   LP  Limited Partnership
  MTN  Medium Term Note






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
Plot Points for EDGAR purposes are as follows:

24.8%   Financial Services
15.4%   Energy
12.2%   Industrial
10.6%   Technology
 8.4%   Consumer Staples
 7.4%   Consumer Discretionary
 5.1%   Materials & Processing
 5.0%   Utilities
 4.8%   Telephones & Telecommunications
 3.9%   Short-Term Investments
 2.4%   Health Care

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK -- 96.1%
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                         --------    -----------
CONSUMER DISCRETIONARY -- 7.4%
   Federated Department Stores .........................    4,900    $  215,159
   Sears Holdings* .....................................    1,200       209,364
   Starwood Hotels & Resorts Worldwide .................    3,700       221,038
                                                                     -----------
                                                                        645,561
                                                                     -----------
CONSUMER STAPLES -- 8.4%
   Altria Group ........................................    1,300       105,729
   Colgate-Palmolive ...................................    3,500       223,895
   CVS .................................................    6,000       188,280
   General Mills .......................................    3,800       215,916
                                                                     -----------
                                                                        733,820
                                                                     -----------
ENERGY -- 15.4%
   Apache ..............................................    3,400       222,088
   Baker Hughes ........................................    1,600       110,480
   ConocoPhillips ......................................    3,700       222,888
   Exxon Mobil .........................................    3,200       228,544
   Marathon Oil ........................................    2,800       241,920
   Murphy Oil ..........................................    4,500       212,220
   Occidental Petroleum ................................    2,400       112,656
                                                                     -----------
                                                                      1,350,796
                                                                     -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                         --------    -----------
FINANCIAL SERVICES -- 24.8%
   Allstate ............................................    3,400    $  208,624
   American Express ....................................    3,800       219,678
   Bank of America .....................................    4,100       220,867
   Bear Stearns ........................................      700       105,945
   BlackRock ...........................................      700       105,588
   Citigroup ...........................................    4,400       220,704
   Franklin Resources ..................................    2,100       239,316
   Hartford Financial Services Group ...................    2,500       217,925
   JPMorgan Chase ......................................    4,600       218,224
   Lehman Brothers Holdings ............................    1,400       108,976
   Morgan Stanley ......................................    2,900       221,647
   Prudential Financial ................................    1,200        92,316
                                                                     -----------
                                                                      2,179,810
                                                                     -----------
HEALTH CARE -- 2.4%
   Pfizer ..............................................    8,000       213,200
                                                                     -----------
INDUSTRIAL -- 12.2%
   Burlington Northern Santa Fe ........................    2,800       217,084
   FedEx ...............................................      900       103,086
   General Electric ....................................    6,200       217,682
   ITT .................................................    2,000       108,780
   Lockheed Martin .....................................    1,200       104,316
   Textron .............................................    1,100       100,023
   United Technologies .................................    3,400       223,448
                                                                     -----------
                                                                      1,074,419
                                                                     -----------
MATERIALS & PROCESSING -- 5.1%
   IPSCO ...............................................    1,300       118,872
   Phelps Dodge ........................................    2,200       220,836
   PPG Industries ......................................    1,600       109,440
                                                                     -----------
                                                                        449,148
                                                                     -----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                         --------    -----------
TECHNOLOGY -- 10.6%
   Automatic Data Processing ...........................    4,700    $  232,368
   Harris ..............................................    2,500       106,500
   International Business Machines .....................    1,300       120,029
   Microsoft ...........................................    3,800       109,098
   Motorola ............................................    9,300       214,458
   Oracle* .............................................    8,100       149,607
                                                                     -----------
                                                                        932,060
                                                                     -----------
TELEPHONES & TELECOMMUNICATIONS -- 4.8%
   Alltel ..............................................    3,800       202,578
   Verizon Communications ..............................    6,000       222,000
                                                                     -----------
                                                                        424,578
                                                                     -----------
UTILITIES -- 5.0%
   Exelon ..............................................    3,500       216,930
   PG&E ................................................    5,100       220,014
                                                                     -----------
                                                                        436,944
                                                                     -----------
   Total Common Stock
      (Cost $7,928,209).................................              8,440,336
                                                                     -----------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS (A) -- 3.9%
--------------------------------------------------------------------------------
   Fidelity Money Management Fund,
      Institutional Cl, 5.230% .........................  215,465       215,465
   SEI Daily Income Trust,
      Treasury Fund, Cl A, 5.240% ......................  124,754       124,754
                                                                     -----------
   Total Short-Term Investments
      (Cost $340,219)...................................                340,219
                                                                     -----------
   Total Investments -- 100.0%
      (Cost $8,268,428).................................             $8,780,555
                                                                     ==========

      Percentages are based on Net Assets of $8,779,826.
   *  Non-Income Producing Security
 (A)  Rate shown is the 7-day effective yield as of October 31, 2006.
  Cl  Class




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
Plot Points for EDGAR purposes are as follows:

22.8%   U.S. Treasury Obligations
16.6%   U.S. Government Agency Obligations
13.9%   Financial Services
 8.5%   Energy
 7.0%   Industrials
 6.8%   Short-Term Investments
 6.3%   Technology
 4.3%   Consumer Discretionary
 4.3%   Consumer Staples
 2.9%   Telecommunication Services
 2.8%   Utilities
 2.4%   Materials
 1.4%   Health Care

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK -- 55.5%
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                         --------    -----------
CONSUMER DISCRETIONARY -- 4.4%
   Federated Department Stores .........................    1,600    $   70,256
   Sears Holdings* .....................................      400        69,788
   Starwood Hotels & Resorts Worldwide .................    1,100        65,714
                                                                     -----------
                                                                        205,758
                                                                     -----------
CONSUMER STAPLES -- 4.4%
   Altria Group ........................................      400        32,532
   Colgate-Palmolive ...................................    1,000        63,970
   CVS .................................................    1,500        47,070
   General Mills .......................................    1,100        62,502
                                                                     -----------
                                                                        206,074
                                                                     -----------
ENERGY -- 8.8%
   Apache ..............................................    1,000        65,320
   Baker Hughes ........................................      500        34,525
   ConocoPhillips ......................................    1,200        72,288
   Exxon Mobil .........................................    1,000        71,420
   Marathon Oil ........................................      800        69,120
   Murphy Oil ..........................................    1,400        66,024
   Occidental Petroleum ................................      700        32,858
                                                                     -----------
                                                                        411,555
                                                                     -----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                         --------    -----------
FINANCIAL SERVICES -- 14.4%
   Allstate ............................................    1,100    $   67,496
   American Express ....................................    1,200        69,372
   Bank of America .....................................    1,300        70,031
   Bear Stearns ........................................      200        30,270
   BlackRock ...........................................      200        30,168
   Citigroup ...........................................    1,400        70,224
   Franklin Resources ..................................      600        68,376
   Hartford Financial Services Group ...................      800        69,736
   JPMorgan Chase ......................................    1,500        71,160
   Lehman Brothers Holdings ............................      400        31,136
   Morgan Stanley ......................................      800        61,144
   Prudential Financial ................................      400        30,772
                                                                     -----------
                                                                        669,885
                                                                     -----------
HEALTH CARE -- 1.5%
   Pfizer ..............................................    2,600        69,290
                                                                     -----------
INDUSTRIAL -- 7.2%
   Burlington Northern Santa Fe ........................      900        69,777
   FedEx ...............................................      300        34,362
   General Electric ....................................    2,000        70,220
   ITT .................................................      600        32,634
   Lockheed Martin .....................................      300        26,079
   Textron .............................................      400        36,372
   United Technologies .................................    1,000        65,720
                                                                     -----------
                                                                        335,164
                                                                     -----------
MATERIALS -- 2.5%
   IPSCO ...............................................      300        27,432
   Phelps Dodge ........................................      600        60,228
   PPG Industries ......................................      400        27,360
                                                                     -----------
                                                                        115,020
                                                                     -----------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                         --------    -----------
TECHNOLOGY -- 6.4%
   Automatic Data Processing ...........................    1,300    $   64,272
   Harris ..............................................      800        34,080
   International Business Machines .....................      300        27,699
   Microsoft ...........................................    2,000        57,420
   Motorola ............................................    2,700        62,262
   Oracle* .............................................    3,000        55,410
                                                                     -----------
                                                                        301,143
                                                                     -----------
TELECOMMUNICATION SERVICES -- 3.0%
   Alltel ..............................................    1,300        69,303
   Verizon Communications ..............................    1,900        70,300
                                                                     -----------
                                                                        139,603
                                                                     -----------
UTILITIES -- 2.9%
   Exelon ..............................................    1,100        68,178
   PG&E ................................................    1,600        69,024
                                                                     -----------
                                                                        137,202
                                                                     -----------
   Total Common Stock
      (Cost $2,498,909).................................              2,590,694
                                                                     -----------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.1%
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT
                                                         --------
   FHLB
      5.375%, 05/18/16..................................  $60,000        61,828
      4.625%, 01/18/08 .................................   60,000        59,692
      4.625%, 11/21/08 .................................   65,000        64,673
      3.875%, 01/15/10 .................................   60,000        58,435
   FHLMC
      5.000%, 07/15/14..................................   60,000        60,186
      4.750%, 12/08/10 .................................   80,000        79,552
      3.625%, 09/15/08 .................................   60,000        58,634
   FHLMC DN (A)
      5.143%, 04/20/07..................................   60,000        58,563




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT        VALUE
                                                         --------    -----------
   FNMA
      5.375%, 11/15/11 .................................  $60,000    $   61,362
      5.000%, 04/15/15 .................................   60,000        60,391
      4.625%, 01/15/08 .................................   60,000        59,688
      4.375%, 03/15/13 .................................   60,000        58,199
      4.250%, 05/15/09 .................................   60,000        59,162
                                                                     -----------
   Total U.S. Government Agency Obligations
      (Cost $797,433)...................................                800,365
                                                                     -----------
--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS -- 23.5%
--------------------------------------------------------------------------------
   U.S. Treasury Bills (A)
      4.955%, 11/16/06 .................................   80,000        79,832
      4.913%, 03/15/07 .................................   65,000        63,808
      4.895%, 01/18/07 .................................   80,000        79,145
      4.876%, 12/14/06 .................................   80,000        79,533
   U.S. Treasury Notes
      5.125%, 05/15/16 .................................   55,000        57,174
      4.875%, 04/30/08 .................................   65,000        65,089
      4.875%, 02/15/12 .................................   80,000        81,197
      4.750%, 05/15/14 .................................   60,000        60,600
      4.250%, 08/15/15 .................................   60,000        58,491
      4.000%, 02/15/15 .................................   60,000        57,541
      3.625%, 04/30/07 .................................   65,000        64,548
      3.500%, 11/15/06 .................................   60,000        59,958
      3.375%, 02/28/07 .................................   60,000        59,663
      3.375%, 02/15/08 .................................   75,000        73,661
      3.375%, 12/15/08 .................................   80,000        77,956
      3.125%, 05/15/07 .................................   80,000        79,181
                                                                     -----------
   Total U.S. Treasury Obligations
      (Cost $1,095,330).................................              1,097,377
                                                                     -----------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                               OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS (B) -- 6.7%
--------------------------------------------------------------------------------
                                                          SHARES         VALUE
                                                         --------    -----------
   Fidelity Money Management Fund,
      Institutional Cl, 5.230% .........................  221,900    $  221,900
   SEI Daily Income Trust,
      Treasury Fund, Cl A, 5.240% ......................   85,332        85,332
                                                                     -----------
   Total Short-Term Investments
      (Cost $307,232)...................................                307,232
                                                                     -----------
   Total Investments -- 102.8%
      (Cost $4,698,904).................................             $4,795,668
                                                                     ===========

        Percentages are based on Net Assets of $4,666,643.
    *   Non-Income Producing Security
  (A)   The rate reported is the effective yield at time of purchase.
  (B)   Rate shown is the 7-day effective yield as of October 31, 2006.
   Cl   Class
   DN   Discount Note
 FHLB   Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation
 FNMA   Federal National Mortgage Association






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG FUNDS
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                           WHG        WHG INCOME       WHG         WHG
                                                         SMIDCAP     OPPORTUNITY    LARGECAP     BALANCED
                                                           FUND         FUND       VALUE FUND      FUND
                                                       -----------   -----------   ----------   ----------
ASSETS:
Investments, at Value (Cost $10,039,070,
   $70,568,760, $8,268,428 and
   $4,698,904, respectively) ........................  $10,935,443   $72,446,639   $8,780,555   $4,795,668
Cash ................................................           --            --           --       21,863
Receivable for Investment Securities
   Sold .............................................       60,141       122,486           --           --
Dividends and Interest Receivable ...................       14,502       318,179        9,181       22,779
Receivable from Investment Adviser ..................       10,952            --          104       13,782
Deferred Offering Costs .............................        5,432         5,432       33,990       21,960
Receivable for Capital Shares Sold ..................        1,806       227,372          792        1,363
Prepaid Expenses ....................................          759         2,871          286           47
                                                       -----------   -----------   ----------   ----------
   TOTAL ASSETS .....................................   11,029,035    73,122,979    8,824,908    4,877,462
                                                       -----------   -----------   ----------   ----------
LIABILITIES:
Payable for Investment Securities
   Purchased ........................................      426,293       220,198       15,765      184,519
Payable due to Administrator ........................        2,755        19,317        2,304        1,104
Payable due to Trustees .............................          961         6,970          841          375
Chief Compliance Officer Fees
   Payable ..........................................          193         1,316          160           83
Payable for Capital Shares Redeemed .................           --         2,000           --           --
Payable due to Investment Adviser ...................           --           887           --           --
Other Accrued Expenses ..............................       37,117        99,528       26,012       24,738
                                                       -----------   -----------   ----------   ----------
   TOTAL LIABILITIES ................................      467,319       350,216       45,082      210,819
                                                       -----------   -----------   ----------   ----------
NET ASSETS...........................................  $10,561,716   $72,772,763   $8,779,826   $4,666,643
                                                       ===========   ===========   ==========   ==========
NET ASSETS CONSIST OF:
Paid-in-Capital .....................................  $ 9,561,873   $70,746,670   $8,303,796   $4,562,339
Undistributed Net Investment Income..................       43,494       139,863       21,712       10,800
Accumulated Net Realized Gain (Loss)
   on Investments....................................       59,976         8,351      (57,809)      (3,260)
Net Unrealized Appreciation
   on Investments....................................      896,373     1,877,879      512,127       96,764
                                                       -----------   -----------   ----------   ----------
   NET ASSETS........................................  $10,561,716   $72,772,763   $8,779,826   $4,666,643
                                                       ===========   ===========   ==========   ==========
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial
   Interest (unlimited authorization--
   no par value).....................................      920,846     6,963,163      819,088      450,349
                                                       ===========   ===========   ==========   ==========
NET ASSET VALUE, Offering and
   Redemption Price per Share........................  $     11.47   $     10.45   $    10.72   $    10.36
                                                       ===========   ===========   ==========   ==========





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             WHG FUNDS
                                                            FOR THE PERIOD ENDED
                                                            OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                         WHG    WHG INCOME   WHG LARGE       WHG
                                       SMIDCAP  OPPORTUNITY  CAP VALUE    BALANCED
                                        FUND*      FUND*       FUND**       FUND***
                                      --------  -----------  ----------   --------
INVESTMENT INCOME
Dividends..........................   $117,230  $1,736,212     $ 42,643    $ 6,665
Interest...........................         --     765,621           --      8,825
Less Foreign Taxes Withheld........       (176)     (4,392)         (24)        (5)
                                      --------  ----------     --------   --------
   TOTAL INVESTMENT INCOME.........    117,054   2,497,441       42,619     15,485
                                      --------  ----------     --------   --------
EXPENSES
Investment Advisory Fees...........     45,962     317,887       15,680      3,514
Administration Fees................     17,204     121,221        6,516      1,496
Trustees' Fees.....................      5,153      17,530          900        375
Chief Compliance Officer Fees......      4,326       9,851          230         83
Transfer Agent Fees................     36,185      61,657       10,126      4,606
Offering Costs.....................     29,623      29,623       13,034      4,541
Shareholder Servicing Fees.........     25,000      91,004           --         --
Professional Fees..................     21,664      48,216       18,438     17,929
Custodian Fees.....................      4,690       5,410        2,817      1,000
Printing Fees......................      2,905      18,534        1,417        713
Registration and Filing Fees.......      2,207       9,877          636        392
Other Expenses.....................      1,608       4,409        1,131        591
                                      --------  ----------     --------   --------
   TOTAL EXPENSES .................    196,527     735,219       70,925     35,240

Less:
Waiver of Investment
   Advisory Fees...................    (45,962)   (310,860)     (15,680)   (3,514)
Reimbursement by
   Investment Adviser..............    (73,296)         --      (33,930)   (27,035)
Fees Paid Indirectly...............       (666)       (471)        (408)        (6)
                                      --------  ----------     --------   --------
   NET EXPENSES....................     76,603     423,888       20,907      4,685
                                      --------  ----------     --------   --------
NET INVESTMENT INCOME..............     40,451   2,073,553       21,712     10,800
                                      --------  ----------     --------   --------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS.....................     63,019     (41,712)     (57,809)    (3,260)
NET  CHANGE IN UNREALIZED
   APPRECIATION ON INVESTMENTS.....    896,373   1,877,879      512,127     96,764
                                      --------  ----------     --------   --------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS.............    959,392   1,836,167      454,318     93,504
                                      --------  ----------     --------   --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS.......   $999,843  $3,909,720     $476,030   $104,304
                                      ========  ==========     ========   ========

  * COMMENCED OPERATIONS ON DECEMBER 19, 2005.
 ** COMMENCED OPERATIONS ON JUNE 28, 2006.
*** COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                                   OCTOBER 31,
                                                                       2006*
                                                                  --------------

OPERATIONS:
   Net Investment Income........................................   $    40,451
   Net Realized Gain on Investments.............................        63,019
   Net Change in Unrealized Appreciation
     on Investments.............................................       896,373
                                                                   -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS..................................       999,843
                                                                   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued.......................................................     9,871,201
   Redeemed.....................................................      (309,328)
                                                                   -----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS.................................     9,561,873
                                                                   -----------
   TOTAL INCREASE IN NET ASSETS.................................    10,561,716
                                                                   -----------
NET ASSETS:
   Beginning of Period..........................................            --
                                                                   -----------
   End of Period ...............................................   $10,561,716
                                                                   ===========
   Undistributed Net Investment Income..........................   $    43,494
                                                                   ===========

SHARES ISSUED AND REDEEMED:
   Issued.......................................................       948,921
   Redeemed.....................................................       (28,075)
                                                                   -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS.........................................       920,846
                                                                   ===========

* COMMENCED OPERATIONS ON DECEMBER 19, 2005.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                                   OCTOBER 31,
                                                                       2006*
                                                                  --------------

OPERATIONS:
   Net Investment Income........................................   $ 2,073,553
   Net Realized Loss on Investments.............................       (41,712)
   Net Change in Unrealized Appreciation
     on Investments.............................................     1,877,879
                                                                   -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS..................................     3,909,720
                                                                   -----------
DIVIDENDS:
   Net Investment Income........................................    (1,883,627)
                                                                   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued.......................................................    76,655,590
   Reinvestment of Dividends....................................     1,875,300
   Redeemed.....................................................    (7,784,220)
                                                                   -----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS.................................    70,746,670
                                                                   -----------
   TOTAL INCREASE IN NET ASSETS.................................    72,772,763
                                                                   -----------
NET ASSETS:
   Beginning of Period..........................................            --
                                                                   -----------
   End of Period ...............................................   $72,772,763
                                                                   ===========
   Undistributed Net Investment Income..........................   $   139,863
                                                                   ===========

SHARES ISSUED AND REDEEMED:
   Issued.......................................................     7,542,685
   Reinvestment of Dividends....................................       184,559
   Redeemed.....................................................      (764,081)
                                                                   -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS.........................................     6,963,163
                                                                   ===========

* COMMENCED OPERATIONS ON DECEMBER 19, 2005.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                                   OCTOBER 31,
                                                                       2006*
                                                                  --------------

OPERATIONS:
   Net Investment Income.......................................     $   21,712
   Net Realized Loss on Investments............................        (57,809)
   Net Change in Unrealized Appreciation
     on Investments............................................        512,127
                                                                    ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS.................................        476,030
                                                                    ----------
CAPITAL SHARE TRANSACTIONS:
   Issued......................................................      8,353,096
   Redeemed....................................................        (49,300)
                                                                    ----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS................................      8,303,796
                                                                    ----------
   TOTAL INCREASE IN NET ASSETS................................      8,779,826
                                                                    ----------
NET ASSETS:
   Beginning of Period.........................................             --
                                                                    ----------
   End of Period ..............................................     $8,779,826
                                                                    ==========
   Undistributed Net Investment Income.........................     $   21,712
                                                                    ==========

SHARES ISSUED AND REDEEMED:
   Issued......................................................        823,680
   Redeemed....................................................         (4,592)
                                                                    ----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS........................................        819,088
                                                                    ==========
* COMMENCED OPERATIONS ON JUNE 28, 2006.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                   PERIOD ENDED
                                                                   OCTOBER 31,
                                                                       2006*
                                                                  --------------

OPERATIONS:
   Net Investment Income ......................................     $   10,800
   Net Realized Loss on Investments ...........................         (3,260)
   Net Change in Unrealized Appreciation
     on Investments ...........................................         96,764
                                                                    ----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ................................        104,304
                                                                    ----------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................      4,562,339
                                                                    ----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ...............................      4,562,339
                                                                    ----------
   TOTAL INCREASE IN NET ASSETS ...............................      4,666,643
                                                                    ----------
NET ASSETS:
   Beginning of Period ........................................             --
                                                                    ----------
   End of Period ..............................................     $4,666,643
                                                                    ==========
   Undistributed Net Investment Income ........................     $   10,800
                                                                    ==========

SHARES ISSUED AND REDEEMED:
   Issued .....................................................        450,349
                                                                    ----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .......................................        450,349
                                                                    ==========
* COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  PERIOD ENDED
                                                                  OCTOBER 31,
                                                                    2006(1)
                                                                 --------------
Net Asset Value, Beginning of Period ..........................     $ 10.00
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ......................................        0.06(2)
   Net Realized and Unrealized Gain on Investments ............        1.41
                                                                    -------
   Total from Investment Operations ...........................        1.47
                                                                    -------
   Net Asset Value, End of Period .............................     $ 11.47
                                                                    =======
   TOTAL RETURN+ ..............................................       14.70%
                                                                    =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................     $10,562
Ratio of Expenses to Average Net Assets .......................        1.25%*(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements
   and Fees Paid Indirectly) ..................................        3.20%*
Ratio of Net Investment Income to Average Net Assets ..........        0.66%*
Portfolio Turnover Rate .......................................          42%**
  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  ANNUALIZED.
 **  NOT ANNUALIZED.
(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.
(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS INCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE EXCLUDED, THE RATIO WOULD HAVE BEEN 1.26%.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  PERIOD ENDED
                                                                  OCTOBER 31,
                                                                    2006(1)
                                                                 --------------
Net Asset Value, Beginning of Period ..........................     $ 10.00
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ......................................        0.43(2)
   Net Realized and Unrealized Gain on Investments ............        0.39
                                                                    -------
   Total from Investment Operations ...........................        0.82
                                                                    -------
DIVIDENDS:
   Net Investment Income ......................................       (0.37)
                                                                    -------
   Total Dividends ............................................       (0.37)
                                                                    -------
Net Asset Value, End of Period ................................     $ 10.45
                                                                    =======
   TOTAL RETURN+ ..............................................        8.42%
                                                                    =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................     $72,773
Ratio of Expenses to Average Net Assets .......................        1.00%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly) ...............        1.73%*
Ratio of Net Investment Income to Average Net Assets ..........        4.89%*
Portfolio Turnover Rate .......................................          45%**
 + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  ANNUALIZED.
 **  NOT ANNUALIZED.
(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.
(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  PERIOD ENDED
                                                                  OCTOBER 31,
                                                                    2006(1)
                                                                 --------------
Net Asset Value, Beginning of Period ..........................     $ 10.00
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ......................................        0.04(2)
   Net Realized and Unrealized Gain on Investments ............        0.68
                                                                    -------
   Total from Investment Operations ...........................        0.72
                                                                    -------
   Net Asset Value, End of Period .............................     $ 10.72
                                                                    =======
   TOTAL RETURN+ ..............................................        7.20%
                                                                    =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................     $ 8,780
Ratio of Expenses to Average Net Assets .......................        1.00%*(3)
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements
   and Fees Paid Indirectly) ..................................        3.39%*
Ratio of Net Investment Income to Average Net Assets ..........        1.04%*
Portfolio Turnover Rate .......................................          13%**
  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  ANNUALIZED.
 **  NOT ANNUALIZED.
(1)  COMMENCED OPERATIONS ON JUNE 28, 2006.
(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS INCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE EXCLUDED, THE RATIO WOULD HAVE BEEN 1.02%.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                         SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  PERIOD ENDED
                                                                  OCTOBER 31,
                                                                    2006(1)
                                                                 --------------
Net Asset Value, Beginning of Period ..........................     $ 10.00
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income ......................................        0.03(2)
   Net Realized and Unrealized Gain on Investments ............        0.33
                                                                    -------
   Total from Investment Operations ...........................        0.36
                                                                    -------
   Net Asset Value, End of Period .............................     $ 10.36
                                                                    =======
   TOTAL RETURN+ ..............................................        3.60%
                                                                    =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................     $ 4,667
Ratio of Expenses to Average Net Assets .......................        1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements
   and Fees Paid Indirectly) ..................................        7.52%*
Ratio of Net Investment Income to Average Net Assets ..........        2.30%*
Portfolio Turnover Rate .......................................           2%**
  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  ANNUALIZED.
 **  NOT ANNUALIZED.
(1)  COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.
(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the WHG
SMidCap Fund, WHG Income Opportunity Fund, WHG LargeCap Value Fund and WHG Balanced Fund (the "Funds"). WHG SMidCap Fund and WHG Income Opportunity Fund commenced operations on December 19, 2005. WHG LargeCap Value Fund commenced operations on June 28, 2006. WHG Balanced Fund commenced operations on September 8, 2006. The WHG SMidCap Fund and WHG LargeCap Value Fund seek long-term capital appreciation. The WHG Income Opportunity Fund and WHG Balanced Fund seek long-term capital appreciation and provide current income by investing in a portfolio of stocks and fixed-income securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U. S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an elevated bid price by employing

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

     methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the funds in the Trust based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The WHG SMidCap Fund and WHG LargeCap Value Fund distribute substantially all of their net investment income, if any, at least annually. The WHG Income Opportunity Fund and WHG

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

     Balanced Fund distribute substantially all of their net investment income, if any, quarterly. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception of the Funds. As of October 31, 2006, $5,432 of offering costs remained to be amortized for each of the WHG SMidCap and WHG Income Opportunity Funds, $33,990 remained for the WHG LargeCap Value Fund, and $21,960 remained for the WHG Balanced Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING,
   TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550 million and 0.04% of any amount above $850 million of the Funds' average daily net assets, subject to a minimum fee of $75,000 for each fund plus $15,000 per each additional class in the first year of operations. The minimum fee shall be increased to $100,000 for each fund plus $15,000 per each additional class following the first year of operations.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the WHG SMidCap Fund, WHG Income Opportunity Fund, WHG LargeCap Value Fund and the WHG Balanced Fund earned credits of $666, $471, $408 and $6, respectively, which were used to offset transfer agent expenses.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Westwood Management Corp. (the "Adviser").

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services to the WHG SMidCap Fund, WHG Income Opportunity Fund, WHG LargeCap Value Fund and WHG Balanced Fund at a fee calculated at an annual rate of 0.75% of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the WHG SMidCap Fund, WHG Income Opportunity Fund, WHG LargeCap Value Fund and the WHG Balanced Fund total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25%, 1.00%, 1.00% and 1.00% of average daily net assets, respectively.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement.
Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

At October 31, 2006, pursuant to the above, the amount of previously waived and reimbursed fees for the WHG SMidCap Fund, WHG Income Opportunity Fund, WHG LargeCap Value Fund and WHG Balanced Fund for which the Adviser may seek reimbursement was $119,258, $310,860, $49,610 and $30,549, respectively.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long term U.S. Government securities and short-term securities, for the period ended October 31, 2006, were as follows:

                                     PURCHASES          SALES AND MATURITIES
                                    -----------        ----------------------
WHG SMidCap Fund                    $12,207,977              $ 2,892,907
WHG Income Opportunity Fund          55,181,198               16,219,751
WHG LargeCap Value Fund               8,695,674                  709,656
WHG Balanced Fund                     2,809,131                   64,980

There were purchases and sales/maturities of long-term U.S. Government Securities of $14,091,190 and $0, respectively, in the WHG Income Opportunity Fund. There were purchases and sales/maturities of long-term U.S. Government Securities of $1,025,991 and $0, respectively, in the WHG Balanced Fund. There were no purchases or sales of long-term U.S. Government Securities in the WHG SMidCap Fund and WHG LargeCap Value Fund.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain/ (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain
(loss) or paid in capital as appropriate, in the period that the difference arises.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

Permanent book and tax basis differences relating to distribution reclasses, investment in master limited partnerships and REIT adjustments resulted in reclassification for the period ended October 31, 2006 as follows:

                                         UNDISTRIBUTED           ACCUMULATED
                                        NET INVESTMENT          NET REALIZED
                                            INCOME                  LOSS
                                        --------------          ------------
WHG SMidCap Fund                           $  3,043               $ (3,043)
WHG Income Opportunity Fund                 (50,063)                50,063

These reclassifications had no impact on the net assets or net asset value of the Funds.

The tax character of dividends and distributions declared during the period ended October 31, 2006 was as follows:
                                                               ORDINARY INCOME
                                                               ---------------
WHG Income Opportunity Fund                                       $1,883,627

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

                UNDISTRIBUTED   CAPITAL                  OTHER         TOTAL
                  ORDINARY    LOSS CARRY-  UNREALIZED   TEMPORARY  DISTRIBUTABLE
                   INCOME      FORWARDS   APPRECIATION DIFFERENCES   EARNINGS
                ------------- ----------- ------------ ----------- -------------
WHG SMidCap
  Fund             $115,003          --    $  880,877    $  3,963   $  999,843
WHG Income
  Opportunity Fund   25,851          --     1,860,379     139,863    2,026,093
WHG LargeCap
  Value Fund         21,712    $(56,686)      511,004          --      476,030
WHG Balanced
  Fund               10,800      (3,043)       96,547          --      104,304

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

                                                           TOTAL CAPITAL LOSS
                                         EXPIRES             CARRYFORWARDS
                                        10/31/14                10/31/06
                                      ------------         ------------------
WHG LargeCap Value Fund                  $56,686                 $56,686
WHG Balanced Fund                          3,043                   3,043

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Funds at October 31, 2006, were as follows:


                          FEDERAL     APPRECIATED   DEPRECIATED   NET UNREALIZED
                         TAX COST     SECURITIES    SECURITIES     APPRECIATION
                        -----------   -----------   -----------   --------------
WHG SMidCap Fund        $10,054,566    $1,046,106   $ (165,229)     $  880,877
WHG Income
  Opportunity Fund       70,586,260     2,095,089     (234,710)      1,860,379
WHG LargeCap
  Value Fund              8,269,551       602,685      (91,681)        511,004
WHG Balanced Fund         4,720,984       114,006      (17,459)         96,547

8. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. OTHER:

At October 31, 2006, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus accounts that are held on behalf of various individual shareholders was as follows:


                                                       NO. OF             %
                                                    SHAREHOLDERS      OWNERSHIP
                                                    ------------      ---------
WHG SMidCap Fund...................................       3              100%
WHG Income Opportunity Fund........................       2               97%
WHG LargeCap Value Fund............................       1              100%
WHG Balanced Fund..................................       1               98%

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of WHG Funds of The Advisors' Inner Circle Fund


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the WHG SMidCap Fund, WHG Income Opportunity Fund, WHG LargeCap Value Fund and WHG Balanced Fund (four of the funds constituting the Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WHG SMidCap Fund, WHG Income Opportunity Fund, WHG LargeCap Value Fund and WHG Balanced Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
December 20, 2006

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee has been applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                            BEGINNING         ENDING                    EXPENSES
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             5/01/06          10/31/06      RATIOS       PERIOD
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
SMidCap                    $1,000.00         $1,042.70       1.25%      $6.44(1)
Income Opportunity          1,000.00          1,050.80       1.00        5.17(1)
HYPOTHETICAL 5% RETURN
SMidCap                    $1,000.00         $1,018.90       1.25%      $6.36(1)
Income Opportunity          1,000.00          1,020.16       1.00        5.09(1)
--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSES
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             6/28/06          10/31/06      RATIOS       PERIOD
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
LargeCap Value             $1,000.00         $1,072.00       1.00%      $3.58(2)
HYPOTHETICAL 5% RETURN
LargeCap Value             $1,000.00         $1,020.16       1.00%      $5.09(1)
--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSES
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             9/08/06          10/31/06      RATIOS       PERIOD
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Balanced                   $1,000.00         $1,036.00       1.00%      $1.51(3)
HYPOTHETICAL 5% RETURN
Balanced                   $1,000.00         $1,020.16       1.00%      $5.09(1)

 1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The beginning account values for the hypothetical 5% returns are as of May 1, 2006.
 2 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 126/365 (to reflect the commencement of operations period shown).
 3 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 54/365 (to reflect the commencement of operations period shown).

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested"

                                                                            TERM OF
                                          POSITION(S)                      OFFICE AND
 NAME, ADDRESS,                            HELD WITH                       LENGTH OF
     AGE 1                                 THE TRUST                     TIME SERVED 2
---------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                            Chairman                      (Since 1991)
60 yrs. old                               of the Board
                                          of Trustees















---------------------------------------------------------------------------------------




1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------



persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of November 15, 2006.

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                 MEMBER                 HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------


SEI employee 1974-present. Currently           36          Trustee of The Advisors' Inner
performs various services on behalf                        Circle Fund II, Bishop Street Funds,
of SEI Investments for which                               SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                       Daily Income Trust, SEI Index
Vice President of SEI Investments,                         Funds. SEI Institutional
1986-1994. Director and Executive                          International Trust, SEI Institutional
Vice President of the Administrator                        Investments Trust, SEI Institutional
and the Distributor, 1981-1994.                            Managed Trust, SEI Liquid Asset
                                                           Trust, SEI Tax Exempt Trust, SEI
                                                           Opportunity Master Fund, L.P.,
                                                           SEI Opportunity Fund, L.P.,
                                                           SEI Global Master Fund, PLC,
                                                           SEI Global Assets Fund, PLC,
                                                           SEI Global Investments Fund, PLC,
                                                           SEI Investments Global, Limited,
                                                           SEI Investments Global Fund Services
                                                           Limited, SEI Investments (Europe)
                                                           Ltd., SEI Investments-Unit Trust
                                                           Management (UK) Limited, and
                                                           SEI Global Nominee Ltd.
----------------------------------------------------------------------------------------------------




3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            TERM OF
                                          POSITION(S)                      OFFICE AND
           NAME, ADDRESS,                  HELD WITH                       LENGTH OF
              AGE 1                        THE TRUST                     TIME SERVED 2
---------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                            Trustee                       (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old











---------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                            Trustee                       (Since 1993)
77 yrs. old







---------------------------------------------------------------------------------------
JAMES M. STOREY                             Trustee                       (Since 1994)
75 yrs. old







---------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                 MEMBER                 HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------



Self Employed Consultant since 2003.           36          Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                       and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                      SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                            Limited, SEI Investments Global
Administrator and the Distributor.                         Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                    Limited, SEI Investments (Asia)
Secretary of SEI Investments since 1978.                   Limited, SEI Asset Korea Co., Ltd.
                                                           Trustee of The Advisors' Inner Circle
                                                           Fund II, SEI Investments, Bishop
                                                           Street Funds, SEI Asset Allocation
                                                           Trust, SEI Daily Income Trust, SEI
                                                           Index Funds, SEI Institutional
                                                           International Trust, SEI Institutional
                                                           Investments Trust, SEI Institutional
                                                           Managed Trust, SEI Liquid Asset
                                                           Trust and SEI Tax Exempt Trust.
----------------------------------------------------------------------------------------------------



Private investor from 1987 to present.         36          Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                         Fund and Bishop Street Funds.
officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
----------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.        36          Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                          Fund II, Bishop Street Funds, SEI Asset
December 1993.                                             Allocation Trust, SEI Daily Income
                                                           Trust, SEI Index Funds, SEI
                                                           Institutional International Trust, SEI
                                                           Institutional Investments Trust, SEI
                                                           Institutional Managed Trust, SEI
                                                           Liquid Asset Trust and SEI Tax
                                                           Exempt Trust, and the U.S.
                                                           Charitable Gift Trust.
----------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            TERM OF
                                          POSITION(S)                      OFFICE AND
           NAME, ADDRESS,                  HELD WITH                       LENGTH OF
              AGE 1                        THE TRUST                     TIME SERVED 2
---------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.                     Trustee                       (Since 1999)
64 yrs. old












---------------------------------------------------------------------------------------
BETTY L. KRIKORIAN                          Trustee                       (Since 2005)
63 yrs. old


---------------------------------------------------------------------------------------
CHARLES E. CARLBOM                          Trustee                       (Since 2005)
72 yrs. old


---------------------------------------------------------------------------------------
MITCHELL A. JOHNSON                         Trustee                       (Since 2005)
64 yrs. old


---------------------------------------------------------------------------------------


1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                         INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                 MEMBER                 HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------



Chief Executive Officer, Newfound                36          Trustee, State Street Navigator
Consultants, Inc. since April 1997.                          Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                       Trustee of The Fulcrum Trust.
June 1991-December 1996; Chief                               Trustee of the Advisors' Inner Circle
Financial Officer, Nobel Partners,                           Fund II, Bishop Street Funds, SEI
L.P., March 1991-December 1996;                              Asset Allocation Trust, SEI Daily
Treasurer and Clerk, Peak Asset                              Income Trust, SEI Index Funds, SEI
Management. Inc., since 1991.                                Institutional International Trust, SEI
                                                             Institutional Investments Trust, SEI
                                                             Institutional Managed Trust, SEI
                                                             Liquid Asset Trust, SEI Tax Exempt
                                                             Trust, SEI Opportunity Master Fund,
                                                             L.P., and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                36          Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                        Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,               36          Director, Crown Pacific, Inc. Trustee
Business Project Inc. since 1997.                            of The Advisors' Inner Circle Fund II
CEO and President, United Grocers                            and Bishop Street Funds.
Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------
Retired.                                         36          Director, Federal Agricultural
                                                             Mortgage Corporation. Trustee of
                                                             The Advisors' Inner Circle Fund II
                                                             and Bishop Street Funds.
------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           TERM OF
                                         POSITION(S)                      OFFICE AND
  NAME, ADDRESS,                         HELD WITH                        LENGTH OF
      AGE 1                              THE TRUST                       TIME SERVED
--------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                       President                       (Since 2003)
44 yrs. old




--------------------------------------------------------------------------------------
MICHAEL LAWSON                         Controller and                    (Since 2005)
46 yrs. old                       Chief Financial Officer


--------------------------------------------------------------------------------------
RUSSELL EMERY                         Chief Compliance                   (Since 2006)
44 yrs. old                               Officer



--------------------------------------------------------------------------------------
JAMES NDIAYE                           Vice President                    (Since 2004)
38 yrs. old                            and Secretary




--------------------------------------------------------------------------------------
TIMOTHY D. BARTO                  Assistant Vice President               (Since 2000)
38 yrs. old                       and Assistant Secretary



--------------------------------------------------------------------------------------
SOFIA ROSALA                           Assistant Vice                    (Since 2006)
32 yrs. old                            President and
                                     Assistant Secretary



--------------------------------------------------------------------------------------
NICOLE WELCH                            AML Officer                      (Since 2005)
29 yrs. old






--------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                         PORTFOLIOS
                                                      IN THE ADVISORS'
                                                     INNER CIRCLE FUND
            PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD   OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                          MEMBER         HELD BY BOARD MEMBER
----------------------------------------------------------------------------------------------


Senior Operations Officer, SEI Investments,                 N/A                   N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
----------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting                  N/A                   N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
----------------------------------------------------------------------------------------------
Director of Investment Product Management                   N/A                   N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company                         N/A                   N/A
since 2004. Vice President, Deusche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
----------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant               N/A                   N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
----------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of SEI               N/A                   N/A
Investments Management Corp. and SEI Global
Funds Services since 2005. Compliance Officer
of SEI Investments from 2001-2004. Account
and Product Consultant SEI Private Trust
Company, 1998-2001.
----------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance                 N/A                   N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
----------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its August 2006 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") considered the approval of the Advisory Agreement for the WHG Balanced Fund, (the "Fund"), for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2006, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Funds are designating the following items with regard to distributions paid during the year.

                                   LONG-TERM       ORDINARY
                                 CAPITAL GAIN       INCOME           TOTAL        QUALIFYING
                                 DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS (1)
                                 -------------   -------------   -------------   -------------
WHG SMid Cap Fund.............       0.00%           0.00%           0.00%           0.00%
WHG Income Opportunity Fund...       0.00%         100.00%         100.00%          51.90%
WHG LargeCap Value Fund.......       0.00%           0.00%           0.00%           0.00%
WHG Balanced Fund.............       0.00%           0.00%           0.00%           0.00%

                                  QUALIFYING       U.S.        QUALIFIED      QUALIFIED
                                   DIVIDEND     GOVERNMENT     INTEREST       SHORT-TERM
                                  INCOME (2)   INTEREST (3)   INCOME (4)   CAPITAL GAIN (5)
                                  ----------   ------------   ----------   ----------------
WHG SMid Cap Fund.............       0.00%        0.00%          0.00%           0.00%
WHG Income Opportunity Fund...      51.78%       20.82%         40.43%         100.00%
WHG LargeCap Value Fund.......       0.00%        0.00%          0.00%           0.00%
WHG Balanced Fund.............       0.00%        0.00%          0.00%           0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "U.S. Government Interest" and is reflected as a percentage of total ordinary income distributions that is exempt from state income tax.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

                                  THE WHG FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-FUND-WHG
                                www.whgfunds.com

                                    ADVISER:
                            Westwood Management Corp.
                         200 Crescent Court, Suite 1200
                               Dallas, Texas 75201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

              This information must be preceded or accompanied by a
                   current prospectus for the Funds described.



WHG-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.